Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit (loss) for the period	$ 268	$ (245)	$ 129
Other comprehensive income (to be reclassified to statement of income in subsequent periods), net of tax:
Exchange differences on translating foreign operations	15	33	19
Change in value of cash flow hedges, net of tax effects	(4)	(10)	9
Other comprehensive income (not to be reclassified to the statement of income in subsequent periods), net of tax:
Remeasurements of post-employment benefit obligations, net of tax effects	1	(2)	(2)
Total comprehensive income (loss) for the period	280	(223)	155
Attributable to:
Owners of the Company	250	(35)	204
Non-controlling interests	30	(188)	(49)
Total comprehensive income (loss) for the period arises from:
Continuing operations	283	(228)	42
Discontinued operations	$ (3)	$ 4	$ 113